Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Temporary equity par value (in dollars per share)	$ 0.0001
Temporary equity, shares authorized (in shares)	20,000,000
Temporary equity, issued (in shares)	142,000	62,240,000
Temporary equity, outstanding (in shares)	142,000	62,240,000
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	1,980,000,000	265,000,000
Common stock, shares issued (in shares)	175,440,000	58,057,000
Common stock, shares outstanding (in shares)	175,440,000	58,057,000
Series A cumulative redeemable convertible preferred stock
Temporary equity par value (in dollars per share)	$ 0.0001	$ 0.0001
Temporary equity, shares authorized (in shares)	20,000,000	0
Temporary equity, issued (in shares)	142,000	0
Temporary equity, outstanding (in shares)	142,000	0
Redeemable convertible preferred stock
Temporary equity par value (in dollars per share)	$ 0.0001	$ 0.0001
Temporary equity, shares authorized (in shares)	0	98,127,000
Temporary equity, issued (in shares)	0	62,240,000
Temporary equity, outstanding (in shares)	0	62,240,000